Stockholders' Equity (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of stock option activity
Options Outstanding, Beginning balance	239,693	249,693
Options Outstanding, Granted	19,167
Options Outstanding, Exercised
Options Outstanding, Forfeited or expired	3,334	10,000
Options Outstanding, Ending balance	255,526	239,693
Weighted Average Exercise Price, Beginning balance	$ 8.69	$ 8.56
Weighted Average Exercise Price, Granted	8.70
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited or expired	5.70	5.40
Weighted Average Exercise Price, Ending balance	$ 8.73	$ 8.69